SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION

14. SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The chief operation decision makes reviews the consolidated results when making decision about allocating resources and assessing performance of the Group as a whole and hence, the Company has only one reportable segment - Polysilicon. Although Xinjiang Daqo got listed in the PRC in 2021, considering the PRC listed group generates substantially all the revenues and possesses substantially all the assets of the Group, the chief operating decision maker does not change the way he reviews the consolidated results.

Substantially all of the Group’s revenues are derived in the PRC. The Group’s long-lived assets and operations are all located in the PRC and no geographical information is presented.